SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

		Principal Amount	Value
Foreign Government Obligations—85.2%
Argentina—1.3%
Argentine Republic:
0.00%Unsec. Nts. , 7/29/20[1]	ARS	81,500,000$	1,535,107
5.625% Sr. Unsec. Nts. , 1/26/22		2,390,000	1,187,531
9.80% Unsec. Nts. , 5/28/20[1]	ARS	3,700,000	66,730
15.50% Bonds, 10/17/26	ARS	4,000,000	22,815
18.20% Unsec. Nts. , 10/3/21	ARS	3,195,000	26,306
42.524% [BADLARPP+325] Unsec. Nts. , 3/1/20[2]	ARS	19,280,000	294,179
			3,132,668

Brazil—3.4%
Federative Republic of Brazil:
6.00% Nts. , 5/15/45[3]	BRL	2,280,000	2,462,533
10.00% Nts. , 1/1/25	BRL	4,000,000	1,080,466
10.00% Nts. , 1/1/29	BRL	16,900,000	4,790,898
			8,333,897

Chile—3.1%
Republic of Chile:
4.00% Unsec. Nts. , 3/1/23[4]	CLP	2,100,000,000	2,756,011
4.50% Bonds, 3/1/26	CLP	900,000,000	1,222,851
4.70% Unsec. Nts. , 9/1/30[4]	CLP	2,765,000,000	3,846,777
			7,825,639

Colombia—11.2%
Republic of Colombia:
Series B, 6.25% Bonds, 11/26/25	COP	25,900,000,000	7,891,069
Series B, 7.00% Bonds, 5/4/22	COP	26,330,000,000	8,081,849
Series B, 10.00% Bonds, 7/24/24	COP	34,221,000,000	11,962,334
			27,935,252

Egypt—2.4%
Arab Republic of Egypt:
Series 3yr. , 16.00% Unsec. Nts. , 12/12/20	EGP	20,000,000	1,291,482
Series 10 yr. , 16.30% Bonds, 1/1/23	EGP	6,800,000	458,848
Series 3 yr. , 15.00% Bonds, 10/3/20	EGP	19,100,000	1,222,538
Series 3 yr. , 16.00% Bonds, 6/11/22	EGP	44,000,000	2,899,488
			5,872,356

Hungary—3.4%
Hungary:
Series 20/A, 7.50% Bonds, 11/12/20	HUF	460,000,000	1,598,649
Series 25/B, 5.50% Bonds, 6/24/25	HUF	1,463,000,000	5,901,237
Series 27/A, 3.00% Bonds, 10/27/27	HUF	285,000,000	1,029,637
			8,529,523

India—2.5%
Republic of India:
7.17% Sr. Unsec. Nts. , 1/8/28	INR	130,000,000	1,863,233

1	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
India (Continued)
Republic of India: (Continued)
7.72% Sr. Unsec. Nts. , 5/25/25	INR	40,000,000$	589,707
8.20% Sr. Unsec. Nts. , 9/24/25	INR	70,000,000	1,051,868
State of Gujarat, 7.52% Sr. Unsec. Nts. , 5/24/27[5]	INR	60,000,000	860,821
State of Maharastra:
7.99% Sr. Unsec. Nts. , 10/28/25	INR	30,000,000	445,466
8.06% Sr. Unsec. Nts. , 2/11/25	INR	50,000,000	741,764
State of Tamilnadu, 8.01% Sr. Unsec. Nts. , 5/11/26	INR	50,000,000	735,960
			6,288,819

Indonesia—13.2%
Republic of Indonesia:
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	67,000,000,000	5,018,352
Series FR64, 6.125% Sr. Unsec. Nts. , 5/15/28	IDR	130,000,000,000	9,191,871
Series FR71, 9.00% Sr. Unsec. Nts. , 3/15/29	IDR	38,780,000,000	3,245,393
Series FR72, 8.25% Sr. Unsec. Nts. , 5/15/36	IDR	56,330,000,000	4,444,439
Series FR73, 8.75% Sr. Unsec. Nts. , 5/15/31	IDR	91,780,000,000	7,651,582
Series FR78, 8.25% Sr. Unsec. Nts. , 5/15/29	IDR	42,000,000,000	3,406,691
			32,958,328

Malaysia—4.4%
Federation of Malaysia:
Series 0115, 3.955% Sr. Unsec. Nts. , 9/15/25	MYR	11,000,000	2,813,080
Series 0217, 4.045% Sr. Unsec. Nts. , 8/15/24	MYR	5,000,000	1,271,320
Series 111, 4.16% Sr. Unsec. Nts. , 7/15/21	MYR	28,000,000	6,963,104
			11,047,504

Mexico—9.4%
United Mexican States:
Series M, 6.50% Bonds, 6/9/22	MXN	42,000,000	2,217,750
Series M, 8.00% Bonds, 6/11/20	MXN	18,300,000	973,094
Series M, 8.00% Sr. Unsec. Nts. , 12/7/23	MXN	123,580,000	6,850,644
Series M20, 8.50% Sr. Unsec. Nts. , 5/31/29	MXN	65,000,000	3,882,697
Series M20, 10.00% Bonds, 12/5/24	MXN	155,000,000	9,373,089
			23,297,274

Peru—3.7%
Republic of Peru:
5.35% Bonds, 8/12/40[4]	PEN	1,100,000	338,193
5.40% Sr. Unsec. Nts. , 8/12/34[4]	PEN	460,000	146,448
5.94% Sr. Unsec. Nts. , 2/12/29[4]	PEN	3,100,000	1,054,177
6.35% Sr. Unsec. Nts. , 8/12/28[4]	PEN	12,105,000	4,209,133
6.90% Sr. Unsec. Nts. , 8/12/37[4]	PEN	8,100,000	2,968,264
6.95% Sr. Unsec. Nts. , 8/12/31[4]	PEN	1,560,000	568,132
			9,284,347

Poland—3.9%
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	20,400,000	5,395,096

2	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

		Principal Amount	Value
Poland (Continued)
Republic of Poland: (Continued)
Series 0922, 5.75% Bonds, 9/23/22	PLN	15,500,000$	4,425,414
			9,820,510

Russia—6.8%
Russian Federation:
Series 6211, 7.00% Bonds, 1/25/23	RUB	290,800,000	4,730,438
Series 6221, 7.70% Bonds, 3/23/33	RUB	164,000,000	2,887,182
Series 6222, 7.10% Bonds, 10/16/24	RUB	100,000,000	1,645,755
Series 6225, 7.25% Bonds, 5/10/34	RUB	445,000,000	7,572,395
			16,835,770

South Africa—6.6%
Republic of South Africa:
Series 2030, 8.00% Sr. Unsec. Nts. , 1/31/30	ZAR	87,500,000	5,462,844
Series 2032, 8.25% Sr. Unsec. Nts. , 3/31/32	ZAR	12,000,000	735,164
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	111,700,000	6,597,933
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	63,000,000	3,676,277
			16,472,218

South Korea—0.8%
Export-Import Bank of Korea, 8.00% Sr. Unsec. Nts. , 5/15/24[4]	IDR	24,000,000,000	1,874,697

Supranational—0.4%
European Bank for Reconstruction & Development, 6.85% Sr.
Unsec. Nts. , 6/21/21	IDR	6,500,000,000	485,850
International Finance Corp. , 16.721% Sr. Unsec. Nts.,
2/15/29[1,4]	TRY	7,300,000	515,516
			1,001,366

Thailand—4.7%
Kingdom of Thailand:
2.125% Sr. Unsec. Nts. , 12/17/26	THB	202,400,000	6,890,816
2.875% Sr. Unsec. Nts. , 12/17/28	THB	135,600,000	4,924,707
			11,815,523

Turkey—4.0%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	8,000,000	1,304,649
9.00% Bonds, 7/24/24	TRY	10,000,000	1,627,470
10.70% Bonds, 2/17/21	TRY	17,830,000	3,012,010
12.20% Bonds, 1/18/23	TRY	22,690,000	4,026,364
			9,970,493
Total Foreign Government Obligations (Cost $218,919,110)			212,296,184

Corporate Bonds and Notes—4.9%
Empresas Publicas de Medellin ESP, 8.375% Sr. Unsec. Nts.,
2/1/21[4]	COP	214,000,000	64,099

3	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

	SCHEDULE OF INVESTMENTS Unaudited / Continued

								Principal Amount		Value
	Corporate Bonds and Notes (Continued)
	Eskom Holdings SOC Ltd. , Series ES23, 10.00% Sr. Unsec.
	Nts. , 1/25/23					ZAR		11,000,000		$777,185
	Indian Railway Finance Corp. Ltd. , Series 132, 8.25% Sr. Sec.
	Nts. , 2/28/24					INR		170,000,000		2,479,963
	Jasa Marga Persero Tbk PT, 7.50% Sr. Unsec. Nts. , 12/11/20[4]					IDR		4,400,000,000		319,700
	National Bank for Agriculture & Rural Development, Series
	19B, 8.60% Sr. Unsec. Nts. , 1/31/22					INR		170,000,000		2,459,341
	Petroleos Mexicanos:
	7.19% Sr. Unsec. Nts. , 9/12/24[4]					MXN		38,000,000		1,862,806
	7.65% Sr. Unsec. Nts. , 11/24/21					MXN		16,000,000		836,601
	7.19% Sr. Unsec. Nts. , 9/12/24					MXN		16,000,000		784,339
	Red de Carreteras de Occidente SAPIB de CV, 9.00% Sr.
	Unsec. Nts. , 6/10/28[4]					MXN		2,231,000		120,394
	Reliance Industries Ltd. , Series D, 7.17% Unsec. Nts. , 11/8/22					INR		170,000,000		2,447,229
	YPF SA, 16.50% Sr. Unsec. Nts. , 5/9/22[4]					ARS		7,670,200		68,714
	Total Corporate Bonds and Notes (Cost $13,167,230)									12,220,371

Short	-Term Notes—1.5%
	Arab Republic of Egypt Treasury Bills, 15.429%, 3/17/20[1]					EGP		34,200,000		2,146,995
	Argentine Republic Treasury Bills, 4.365%, 5/29/20[1]					ARS		36,200,000		566,821
	United States Treasury Bills, 1.51%, 4/9/20[1,6]							1,000,000		997,194
	Total Short-Term Notes (Cost $4,080,052)									3,711,010
						Notional
				Exercise Expiration		Amount		Contracts
				Price	Date	(000	's)	(000	's)
	Exchange-Traded Option Purchased—0.0%
								USD
	S&P 500 Index Put
	($34,308)		USD	2,625.000	2/21/20	USD 1,575		0[7]		675
						Notional
		Counter-		Exercise Expiration		Amount
		party		Price	Date	(000	's)
Over	-the-Counter Options Purchased—0.2%
								USD
	BRL Currency
	Put	BOA	BRL	3.850	4/13/20	USD 520		520		136
								USD
	CLP Currency
	Put	JPM	CLP	753.500	2/12/20 USD 10,700			10,700		123
								EUR
	EUR Currency
	Put	JPM	INR	79.080	7/15/20	EUR 8,920		8,920		69,245
								EUR
	EUR Currency
	Put	GSCOI	RUB	70.480	11/4/20 EUR 12,750			12,750		160,804
								USD
	IDR Currency
	Put	JPM	IDR	13730.000	7/23/20	USD 3,340		3,340		23,840

4	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

						Notional
		Counter-		Exercise Expiration		Amount		Contracts
		party		Price	Date	(000	’s)	(000	’s)	Value
	Over-the-Counter Options Purchased (Continued)
								USD
	INR Currency
	Put	JPM	INR	72.650	10/27/20	USD 3,500		3,500		$42,661
								USD
	MXN
	Currency Put	CITNA-B	MXN	18.975	5/7/20 USD 17,720			17,720		183,413
								USD
	RUB Currency
	Put	MSCO	RUB	61.010	3/2/20	USD 900		900		70,095
	Total Over-the-Counter Options Purchased (Cost $781,341)									550,317
			Pay/Receive					Notional
		Counter	Floating	Floating	Fixed Expiration			Amount
		-party	Rate	Rate	Rate	Date		(000	's)
Over	-the-Counter Interest Rate Swaption Purchased—0.0%
	Interest
	Rate Swap
	maturing
	8/26/20			Three-
	Put (Cost			Month USD				USD
	$122,400)	GSCOI	Pay BBA LIBOR		2.500%	8/26/20		48,000		39,758

								Shares
	Investment Company—2.0%
	Invesco Government & Agency Portfolio, Institutional Class, 1.48%[8] (Cost
	$4,906,426)							4,906,426		4,906,426
	Total Investments, at Value (Cost $242,010,867)							93.8%		233,724,741
	Net Other Assets (Liabilities)							6.2		15,489,549
	Net Assets							100.0%		$249,214,290

Footnotes to Schedule of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
4. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$20,713,061, which represented 8.31% of the Fund’s Net Assets.
5. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
6. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $669,073.
7. Number of contracts are less than 500.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

5	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Indonesia	$33,301,867	14.2%
Colombia	27,999,351	12.0
Mexico	27,084,828	11.6
South Africa	17,249,403	7.4
Russia	16,996,574	7.3
India	13,744,597	5.9
Thailand	11,815,524	5.1
Malaysia	11,047,504	4.7
Turkey	9,970,493	4.3
Poland	9,820,510	4.2
Peru	9,284,347	4.0
Hungary	8,529,523	3.6
Brazil	8,334,033	3.6
Egypt	8,019,351	3.4
Chile	7,825,761	3.3
United States	6,056,809	2.6
Argentina	3,768,203	1.6
South Korea	1,874,697	0.8
Supranational	1,001,366	0.4
Total	$233,724,741	100.0%

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
BOA	02/2020	BRL	8,647	USD	2,025 $	— $	(6,195)
BOA	06/2020	EUR	1,840	USD	2,052	5,408	—
BOA	03/2020	HUF	850,200	USD	2,854	—	(54,787)
BOA	03/2020	RUB	103,800	USD	1,614	2,572	—
BOA	02/2020	USD	2,080	BRL	8,647	61,002	—
BOA	03/2020	USD	2,657	IDR	37,300,000	15,552	(47,539)
BOA	03/2020	USD	1,702	RUB	105,500	59,004	—
BOA	03/2020	USD	250	TRY	1,500	1,839	—
CITNA-B	03/2020	BRL	28,377	USD	6,709	—	(86,269)
CITNA-B	03/2020	CZK	160,430	USD	6,880	174,096	—
CITNA-B	03/2020	INR	7,500	USD	105	—	(903)
CITNA-B	03/2020	PLN	2,270	USD	578	8,180	—
CITNA-B	03/2020	RON	19,450	USD	4,468	40,119	—
CITNA-B	03/2020	RUB	135,915	USD	2,149	1,497	(34,659)
CITNA-B	03/2020	USD	6,424	BRL	27,158	85,336	—
CITNA-B	03/2020	USD	1,924	CLP	1,474,930	81,780	—
CITNA-B	06/2020	USD	9,918	EUR	8,895	—	(27,345)
CITNA-B	03/2020	USD	2,436	IDR	34,512,500	—	(51,753)
CITNA-B	03/2020	USD	21,585	MXN	431,276	—	(1,095,243)
CITNA-B	03/2020	USD	881	ZAR	13,610	—	(20,608)
GSCO-OT	11/2020	EUR	1,550	RUB	114,096	22,291	(3,860)
GSCO-OT	06/2020	EUR	2,740	USD	3,056	7,221	—
GSCO-OT	03/2020	MXN	104,180	USD	5,167	311,810	—

6	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
GSCO-OT	03/2020	MYR	8,920	USD	2,142 $	28,088 $	—
GSCO-OT	02/2021	RUB	469,348	USD	7,349	44,742	(179,347)
GSCO-OT	03/2020	USD	1,644	BRL	6,731	76,984	—
GSCO-OT	03/2020	USD	391	MYR	1,600	1,433	—
JPM	03/2020	BRL	223,935	USD	53,413	—	(1,152,780)
JPM	03/2020	CLP	2,025,000	USD	2,536	—	(7,005)
JPM	03/2020	CZK	18,700	USD	814	8,838	(801)
JPM	03/2020	EUR	3,130	BRL	14,718	51,658	—
JPM	06/2020	EUR	12,256	USD	13,667	34,699	(2,897)
JPM	12/2020	EUR	1,410	ZAR	24,534	34,271	(10,912)
JPM	03/2020	HUF	66,900	USD	223	—	(2,940)
JPM	03/2020	IDR	25,177,000	USD	1,841	—	(25,530)
JPM	03/2020	INR	191,000	USD	2,683	—	(29,381)
JPM	03/2020	MXN	224,760	USD	11,441	378,482	—
JPM	03/2020	PEN	300	USD	88	356	—
JPM	03/2020	PHP	35,200	USD	692	—	(3,674)
JPM	03/2020	PLN	48,993	USD	12,564	119,912	(36,473)
JPM	03/2020	RON	3,300	USD	764	1,312	(409)
JPM	03/2020	RUB	35,600	USD	573	—	(19,193)
JPM	03/2020	THB	552,424	USD	18,080	12,302	(352,871)
JPM	03/2020	TRY	49,910	USD	8,261	70,196	(70,937)
JPM	03/2020	USD	35,467	BRL	150,461	337,731	—
JPM	03/2020	USD	5,429	CLP	4,269,315	95,928	—
JPM	03/2020	USD	15,286	COP	51,985,350	131,700	(6,892)
JPM	03/2020	USD	437	CZK	10,000	—	(3,177)
JPM	03/2020	USD	3,587	EUR	3,210	20,828	(3,370)
JPM	03/2020	USD	5,076	HUF	1,530,300	42,437	(5,586)
JPM	03/2020	USD	4,727	IDR	65,580,000	19,352	(20,700)
JPM	03/2020	USD	17,141	INR	1,225,900	107,522	(208)
JPM	03/2020	USD	2,598	KRW	3,028,000	64,986	—
JPM	03/2020	USD	4,455	MXN	86,640	8,731	(109,892)
JPM	03/2020	USD	860	PEN	2,880	10,407	—
JPM	03/2020	USD	694	PHP	35,200	5,229	—
JPM	03/2020	USD	1,466	PLN	5,700	—	(5,425)
JPM	03/2020	USD	369	RON	1,600	—	(2,305)
JPM	02/2021	USD	6,614	RUB	436,200	12,905	(100,952)
JPM	03/2020	USD	6,997	THB	213,700	143,073	(8,600)
JPM	03/2020	USD	14,714	TRY	88,235	159,096	(47,469)
JPM	03/2020	USD	11,427	ZAR	169,980	228,101	(61,935)
JPM	03/2020	ZAR	243,135	USD	16,255	59,604	(207,246)
MOS	06/2020	RUB	19,685	USD	314	—	(10,229)
RBC	06/2020	EUR	4,059	USD	4,527	11,160	—
RBC	06/2020	USD	4,283	EUR	3,840	—	(10,557)
Total Unrealized Appreciation and Depreciation						$3,199,770 $	(3,928,854)

7	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Exchange-Traded Option Written at January 31, 2020
				Number of		Notional
		Exercise	Expiration	Contracts		Amount		Premiums
Description		Price	Date	(000	's)	(000	's)	Received	Value
		USD
S&P 500 Index Put		2,350.000	2/21/20	USD 0[1]		USD 1,410 $		14,201	$(315)

1. Number of contracts are less than 500.

Over-the-Counter Options Written at January 31, 2020
				Number of		Notional
	Counter	Exercise	Expiration	Contracts		Amount		Premiums
Description	-party	Price	Date	(000	's)	(000	's)	Received	Value
				USD
		BRL
BRL Currency Call	BOA	4.351	4/15/20	5,200		USD 5,200 $		43,056	$(70,414)
				EUR
		RUB
EUR Currency Call	BOA	78.000	11/4/20	3,200		EUR 3,200		109,622	(66,897)
				EUR
		RUB
EUR Currency Call	GSCOI	78.000	11/4/20	12,750		EUR 12,750		434,026	(266,544)
				EUR
		RUB
EUR Currency Put	GSCOI	67.750	11/4/20	19,125		EUR 19,125		119,010	(89,633)
				EUR
		INR
EUR Currency Call	JPM	87.320	7/15/20	8,920		EUR 8,920		117,535	(41,004)
				EUR
		BRL
EUR Currency Call	JPM	4.789	3/4/20	3,480		EUR 3,480		51,395	(40,841)
				EUR
		ZAR
EUR Currency Call	JPM	19.050	12/8/20	7,060		EUR 7,060		210,187	(220,323)
				USD
		IDR
IDR Currency Put	JPM	13320.000	7/23/20	5,010		USD 5,010		15,182	(9,808)
				USD
		IDR
IDR Currency Call	JPM	14325.000	7/23/20	3,340		USD 3,340		23,228	(35,748)
				USD
		INR
INR Currency Call	JPM	77.550	10/27/20	3,500		USD 3,500		39,382	(23,184)
				USD
		INR
INR Currency Put	JPM	69.400	10/27/20	3,500		USD 3,500		16,422	(7,327)
				USD
		MXN
MXN Currency Call	CITNA-B	20.490	5/7/20	17,720		USD 17,720		165,312	(44,160)
				USD
		RUB
RUB Currency Put	GSCO-OT	60.271	1/8/21	5,000		USD 5,000		79,380	(28,998)
				USD
		RUB
RUB Currency Call	GSCO-OT	68.979	1/8/21	5,000		USD 5,000		63,770	(129,412)

8	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Over-the-Counter Options Written (Continued)
				Number of			Notional
	Counter	Exercise	Expiration	Contracts			Amount	Premiums
Description	-party	Price	Date		(000	’s)	(000’s)	Received	Value
					USD
		TRY
TRY Currency Put	GSCO-OT	5.750	12/9/20		6,520		USD 6,520 $	83,208 $	(51,608)
					USD
		TRY
TRY Currency Call	GSCO-OT	7.000	12/9/20		6,520		USD 6,520	207,955	(164,327)
Total Over-the-Counter Options Written							$1,778,670$ (1,290,228)

Centrally Cleared Interest Rate Swaps at January 31, 2020
Pay/Receive					Notional		Premiums		Unrealized
Counter-	Floating	Floating	Fixed Maturity		Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	's)	(Paid)	Value (Depreciation)
BOA	Pay	BZDIOVRA	6.630%	1/2/25	BRL 12,800$		— $	76,450 $	76,450
					COP
CITNA-B	Pay	COOVIBR	5.200	8/1/29	6,155,000		—	10,315	10,315
					COP
CITNA-B	Pay	COOVIBR	5.220	8/12/29	4,850,000		—	9,442	9,442
	Six-Month PLN
DEU	Pay WIBOR WIBO		2.415	1/25/23	PLN 7,000		—	33,146	33,146
GSCOI	Pay	JIBA3M	8.690	8/8/29	ZAR 146,800		—	69,368	69,368
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 31,500		—	238,688	238,688
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 500		—	(3,017)	(3,017)
		MXN TIIE
GSCOI	Pay	BANXICO	7.200	7/27/22 MXN 385,000			—	315,677	315,677
		MXN TIIE
HSBC	Pay	BANXICO	7.210	7/17/24	MXN 53,870		—	85,921	85,921
		MXN TIIE
JPM	Pay	BANXICO	6.910	12/16/26 MXN 306,300			—	51,164	51,164
		MXN TIIE
JPM	Receive	BANXICO	7.070	12/12/29 MXN 132,900			—	(53,650)	(53,650)
		MXN TIIE
JPM	Pay	BANXICO	6.530	11/10/22 MXN 251,700			—	3,754	3,754
					COP
JPM	Pay	COOVIBR	5.703	11/15/29	15,491,000		—	194,337	194,337
JPM	Pay	WIBR6M	1.870	11/13/24	PLN 23,700		—	22,291	22,291
		MXN TIIE
JPM	Pay	BANXICO	6.390	11/4/22 MXN 250,400			—	(36,183)	(36,183)
		MXN TIIE
JPM	Pay	BANXICO	7.075	10/5/39	MXN 38,000		—	44,839	44,839
		MXN TIIE
JPM	Pay	BANXICO	6.710	9/23/21 MXN 168,600			—	2,322	2,322
		MXN TIIE
JPM	Pay	BANXICO	6.520	9/29/22 MXN 120,200			—	559	559
JPM	Pay	BZDIOVRA	5.245	1/3/22	BRL 22,674		—	29,437	29,437
JPM	Pay	BZDIOVRA	6.528	1/2/24	BRL 15,500		—	94,386	94,386
JPM	Pay	BZDIOVRA	7.060	7/1/22	BRL 424,400		—	348,711	348,711
JPM	Pay	PRIB03M	2.168	10/14/20	CZK 385,900		—	88,760	88,760

9	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
		Pay/Receive				Notional		Premiums				Unrealized
Counter-		Floating	Floating	Fixed	Maturity	Amount		Received /		Appreciation/
party		Rate	Rate	Rate	Date	(000	’s)	(Paid)		Value (Depreciation)
JPM		Receive	BZDIOVRA	4.525%	1/4/21	BRL 45,651$		— $		(15,397	) $	(15,397)
Total Centrally Cleared Interest Rate Swaps						$		— $	1,611,320 $ 1,611,320

Over-the-Counter Interest Rate Swaps at January 31, 2020
		Pay/Receive				Notional		Premiums				Unrealized
Counter-		Floating	Floating	Fixed	Maturity	Amount		Received /		Appreciation/
party		Rate	Rate	Rate	Date	(000	's)	(Paid)		Value (Depreciation)
			Three-Month
			MYR KLIBOR
BOA		Pay	BNM	4.010%	11/10/22	MYR 5,000$			— $	23,485		$23,485
			INR FBIL MIBOR
BOA		Receive	OIS Compound	5.670	5/27/21	INR 715,000			—	(67,746)		(67,746)
			INR FBIL MIBOR
BOA		Receive	OIS Compound	5.595	6/3/21	INR 478,000			—	(38,207)		(38,207)
CITNA-B		Pay	MOSKP3	8.320	5/30/24 RUB 125,500				—	232,892		232,892
GSCOI		Pay	MOSKP3	8.535	5/8/24 RUB 485,000				—	978,987		978,987
GSCOI		Pay	MOSKP3	8.360	6/24/29 RUB 111,450				—	272,016		272,016
			Three-Month
			COP IBR OIS			COP
JPM		Pay	Compound	7.300	6/1/26	1,037,500			—	42,856		42,856
			Three-Month
			MYR KLIBOR
JPM		Pay	BNM	3.360	8/30/21	MYR 17,500			—	24,051		24,051
JPM		Receive	JIBA3M	8.130	1/30/30	ZAR 20,900			—	(66,429)		(66,429)
JPM		Pay	MOSKP3	6.510	10/30/21 RUB 692,000				—	211,191		211,191
Total Over-the-Counter Interest Rate Swaps						$		— $ 1,613,096 $ 1,613,096

Over-the-Counter Interest Rate Swaptions Written at January 31, 2020
			Pay/Receive			Notional
		Counter-	Floating Floating Fixed Expiration			Amount			Premiums
Description		party	Rate	Rate Rate		Date		(000's)		Received		Value
Interest			Three-Month
Rate Swap				RUB
maturing			MOSPRIME
6/15/20	Put	GSCOI	Pay	NFEA 8.080% 6/15/20		RUB 213,700				$66,463		$(558)
Glossary:
Counterparty Abbreviations
BOA		Bank of America NA
CITNA-B		Citibank NA
DEU		Deutsche Bank AG
GSCOI		Goldman Sachs International
GSCO-OT		Goldman Sachs Bank USA
HSBC		HSBC Bank USA NA
JPM		JPMorgan Chase Bank NA
MOS		Morgan Stanley & Co. , Inc.
RBC		RBC Dominion Securities

10	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Currency abbreviations indicate amounts reporting in currencies

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pounds
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BANXICO	Banco de Mexico
BNM	Bank Negara Malaysia
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
FBIL	Financial Benchmarks India Private Ltd.
IBR	Indicador Bancario de Referencia
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME NFEA	Moscow Prime Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
OIS	Overnight Index Swap
PRIB03M	Prague Interbank Offered Rate (PRIBOR)
S&P	Standard & Poor's
TIIE	Interbank Equilibrium Interest Rate
WIBR6M	GBP Benchmark WIBOR PLN 6 month
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

11	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Foreign Government Obligations $	— $	211,435,363$	860,821$	212,296,184
Corporate Bonds and Notes	—	12,220,371	—	12,220,371
Short-Term Notes	—	3,711,010	—	3,711,010
Exchange-Traded Option Purchased	675	—	—	675
Over-the-Counter Options Purchased	—	550,317	—	550,317
Over-the-Counter Interest Rate
Swaption Purchased	—	39,758	—	39,758
Investment Company	4,906,426	—	—	4,906,426
Total Investments, at Value	4,907,101	227,956,819	860,821	233,724,741
Other Financial Instruments:
Centrally cleared swaps, at value	—	1,719,567	—	1,719,567
Swaps, at value	—	1,785,478	—	1,785,478
Forward currency exchange contracts	—	3,199,770	—	3,199,770
Total Assets	$4,907,101$	234,661,634$	860,821$	240,429,556

Liabilities Table
Other Financial Instruments:
Options written, at value $	— $	(1,290,228) $	— $	(1,290,228)
Exchange-Traded Option written,
at value	(315)	—	—	(315)
Centrally cleared swaps, at value	—	(108,247)	—	(108,247)
Swaps, at value	—	(172,382)	—	(172,382)
Forward currency exchange contracts	—	(3,928,854)	—	(3,928,854)
Swaptions written, at value	—	(558)	—	(558)
Total Liabilities	$(315) $	(5,500,269) $	— $	(5,500,584)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse

12	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

13	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND